Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
Dec. 31, 2022
Supplier G [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk percentage	39.87%